Commitments and Contingencies (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Schedule of future minimum payments required under lease
2013	$ 8,193
2014	32,768	16,923
2015	22,527	16,923
2016	3,580	11,282
Total minimum lease payments	67,068	45,128
Less amount representing interest	(11,386)	(4,231)
Present value of minimum lease payments	$ 55,672	$ 40,897